Document and Entity Information	Dec. 20, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002028686
Document Type	8-K
Document Period End Date	Dec. 20, 2024
Entity Registrant Name	SL Investment Fund II LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01754
Entity Tax Identification Number	99-4692047
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	1 (212)
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true